Summary of Operations and Significant Accounting Policies - Nature of Business (Narrative) (Details)	0 Months Ended	12 Months Ended	3 Months Ended
	Dec. 17, 2013 MMcf	Dec. 31, 2014 MMcf compressor_station natural_gas_storage_reservoir mi interstate_pipeline MMBTU	Mar. 31, 2015 MMcf
Schedule of Financial Statements [Line Items]
Number of counties in which midstream services are provided		21
Number of primary assets through which services are provided		2
Working gas capacity of associated natural gas storage reservoirs (in Mcf)	15,000
Transmission and storage assets
Schedule of Financial Statements [Line Items]
Length of FERC-regulated pipeline (in miles)		700
Number of interstate pipelines connected by FERC-regulated interstate pipeline system		5
Number of associated natural gas storage reservoirs which supports FERC-regulated interstate pipeline system		14
Peak withdrawal capability per day of associated natural gas storage reservoirs (in MMcf per day)		400
Working gas capacity of associated natural gas storage reservoirs (in Mcf)		32,000
Number of compressor stations		27
Total throughput capacity per day from transmission assets (in TBtu per day)		3,000,000
Gathering assets | Jupiter
Schedule of Financial Statements [Line Items]
Length of FERC-regulated pipeline (in miles)		1,500
Number of compressor stations		5
Length of gathering lines (in miles)		145
Total compression capacity per day (in MMcf per day)		575
Gathering assets | Jupiter | Subsequent Events
Schedule of Financial Statements [Line Items]
Total compression capacity per day (in MMcf per day)			460